COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 17 – Commitments and Contingencies

Litigation

Certain conditions may exist as of the date the financial statements are issued which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company, or unasserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or unasserted claims, as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed, unless they involve guarantees, in which case the guarantees would be disclosed. There can be no assurance that such matters will not materially and adversely affect the Company’s business, financial position, and results of operations or cash flows.

NOTE 7 — COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Various social and political circumstances in the United States and around the world (including wars and other forms of conflict, including rising trade tensions between the United States and China, and other uncertainties regarding actual and potential shifts in the United States and foreign, trade, economic and other policies with other countries, terrorist acts, security operations and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and global health epidemics), may also contribute to increased market volatility and economic uncertainties or deterioration in the United States and worldwide. Specifically, the rising conflict between Russia and Ukraine, and resulting market volatility could adversely affect the Company’s ability to complete a Business Combination. In response to the conflict between Russia and Ukraine, the United States and other countries have imposed sanctions or other restrictive actions against Russia. Any of the above factors, including sanctions, export controls, tariffs, trade wars and other governmental actions, could have a material adverse effect on the Company’s ability to complete a Business Combination and the value of the Company’s securities.

Management continues to evaluate the impact of these types of risks and has concluded that while it is reasonably possible that these risks and uncertainties could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Inflation Reduction Act of 2022

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination.

Registration Rights

Pursuant to a registration rights agreement entered into on December 14, 2020, the holders of the Founder Shares, Private Placement Warrants and securities that may be issued upon conversion of Working Capital Loans will be entitled to registration rights pursuant to a registration rights agreement. The holders of at least 30% in interest of these securities will be entitled to make up to three demands, excluding short form registration demands, that we register such securities for sale under the Securities Act. In addition, these holders will have certain “piggy-back” registration rights to include their securities in other registration statements filed subsequent to the completion of a Business Combination and rights to require us to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters were entitled to a deferred fee of $0.35 per Unit, or up to $9,660,000 in the aggregate. The deferred fee was to become payable to the underwriters from the amounts held in the Trust Account in the event that the Company completed a Business Combination, subject to the terms of the underwriting agreement.

On June 9, 2022, one of the underwriters waived its entitlement to the payment of any deferred fee to be paid under the terms of the underwriting agreement and is no longer serving in an advisor capacity. As a result, the Company recognized $9,660,000 of income in relation to the reduction of the deferred underwriter fee in the accompanying consolidated financial statements.

Merger Agreement

On September 25, 2022, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, Inpixon, a Nevada corporation (“Inpixon”), CXApp Holding Corp., a Delaware corporation and wholly-owned subsidiary of Inpixon (“CXApp” and, together with Inpixon, collectively, the “Companies”), and Merger Sub, pursuant to which the Company will combine with CXApp, Inpixon’s enterprise apps business (including its workplace experience technologies, indoor mapping, events platform, augmented reality and related business solutions) (the “Enterprise Apps Business”). Also on September 25, 2022, and in connection with the execution of the Merger Agreement, the Company, Inpixon, CXApp and the Sponsor entered into that certain sponsor support agreement (the “Sponsor Support Agreement”).

Immediately prior to the Merger (as defined below) and pursuant to a Separation and Distribution Agreement, dated as of September 25, 2022, among the Company, Inpixon, CXApp and Design Reactor, Inc., a California corporation (“Design Reactor”) (the “Separation Agreement”), and other ancillary conveyance documents, Inpixon will, among other things and on the terms and subject to the conditions of the Separation Agreement, transfer the Enterprise Apps Business, including certain related subsidiaries of Inpixon, including Design Reactor, to CXApp (the “Reorganization”) and, in connection therewith, will distribute (the “Distribution”) to Inpixon stockholders and other security holders 100% of the common stock of CXApp, par value $0.00001 (the “CXApp Common Stock”), as further described below.

Immediately following the Distribution, in accordance with and subject to the terms and conditions of the Merger Agreement, Merger Sub will merge with and into CXApp (the “Merger”), with CXApp continuing as the surviving company in the Merger and as a wholly-owned subsidiary of the Company.

The Merger Agreement, along with the Separation Agreement and the other transaction documents to be entered into in connection therewith, provides for, among other things, the consummation of the following transactions (collectively, the “Business Combination”): (i) Inpixon will transfer the Enterprise Apps Business (the “Separation”) to its wholly-owned subsidiary, CXApp, and contribute $10 million in capital thereto (the “Cash Contribution”), (ii) following the Separation, Inpixon will distribute 100% of the shares of CXApp Common Stock to Inpixon stockholders and other security holders by way of the distribution and (iii) following the completion of the foregoing transactions and subject to the satisfaction or waiver of certain other conditions set forth in the Merger Agreement, the parties shall consummate the Merger. The Separation, Distribution and Merger are intended to qualify as “tax-free” transactions.

Upon consummation of the Business Combination, the Company will have two classes of common stock: Class A common stock, par value $0.0001 per share (the “Company’s Class A Common Stock”), and Class C common stock, par value $0.0001 per share (the “Company’s Class C Common Stock” and together with the Company’s Class A Common Stock, the “Company’s Common Stock”). The Company’s Class A Common Stock and the Company’s Class C Common Stock will be identical in all respects, except that the Company’s Class C Common Stock will be subject to transfer restrictions and will automatically convert into Company’s Class A Common Stock on the earlier to occur of (i) the 180th day following the closing of the Merger and (ii) the day that the last reported sale price of the Company’s Class A Common Stock equals or exceeds $12.00 per share for any 20 trading days within any 30-trading day period following the closing of the Merger. The Company’s Class A Common Stock will be listed on the Nasdaq Capital Market (“Nasdaq”) and are expected to be trading under a new ticker symbol. The outstanding warrants of the Company will be listed on Nasdaq and are expected to be trading under a new ticker symbol.

Consideration Paid

At the time the Business Combination is effected (the “Closing”), the outstanding shares of CXApp Common Stock after the Distribution and immediately prior to the effective time of the Merger will be converted into an aggregate of 6.9 million shares of The Company’s Common Stock which shall be issued to Inpixon shareholders, subject to adjustment. Each holder’s aggregate merger consideration will consist of 10% Company’s Class A Common Stock and 90% Company’s Class C Common Stock (such percentages, in each case, subject to adjustment to comply with the listing requirements set forth under Nasdaq Listing Rule 5505(b)(2) with respect to KINS).

Representations and Warranties & Covenants

Pursuant to the Merger Agreement, the Company, CXApp and Inpixon each made representations and warranties customary for transactions of this type regarding themselves and their respective businesses. The representations and warranties made pursuant to the Merger Agreement will not survive the Closing. In addition, the parties to the Merger Agreement agreed to be bound by certain covenants that are customary for transactions of this type. The covenants made under the Merger Agreement generally will not survive the Closing, with the exception of certain covenants and agreements that by their terms are to be performed in whole or in part after the Closing, which will survive in accordance with the terms of the Merger Agreement.

Conditions to Closing

The consummation of the Business Combination is subject to conditions customary for transactions involving special purpose acquisition companies, including, among others: (i) there is not in force any order, judgment, injunction, decree, writ, stipulation, determination or award, in each case, entered by or with any governmental authority of competent jurisdiction, statute, rule or regulation enjoining or prohibiting the consummation of the Merger, (ii) the Company shall have at least $5,000,001 of net tangible assets as of the Closing, (iii) the Company’s Class A Common Stock issuable pursuant to the Business Combination shall have been approved for listing on Nasdaq, (iv) CXApp and the Company shall each have performed and complied in all material respects with the covenants required by the Merger Agreement to be performed by it as of or prior to Closing, (v) customary bring down conditions related to the accuracy of the CXApp’s and the Company’s respective representations and warranties in the Merger Agreement, (vi) the consummation of the Distribution, the Reorganization and other transactions contemplated by the Separation and Distribution Agreement, (vii) the Company’s registration statement to be filed with the Securities and Exchange Commission (“SEC”) shall have become effective (and no stop order suspending effectiveness have been issued and no proceedings for that purpose has been initiated or threatened by the SEC), (viii) each of the Company’s and CXApp’s stockholder approvals shall have been obtained and (ix) the sum of (A) the aggregate amount of cash available in KINS’s trust account following the Company’s stockholders’ meeting, after deducting the amount required to satisfy the Acquiror Share Redemption Amount (as defined in the Merger Agreement) (but prior to payment of any transaction expenses), (B) the aggregate gross purchase price of any other purchase of shares of the Company’s Common Stock (or securities convertible or exchangeable for the Company’s Common Stock) actually received by the Company prior to or substantially concurrently with the closing of the Merger, and (C) the aggregate gross purchase price of any other purchase of shares of CXApp Common Stock (or securities convertible or exchangeable for CXApp Common Stock) actually received by CXApp prior to or substantially concurrently with the closing of the Merger, shall be equal to or greater than $9.5 million. The Company’s obligation to consummate the Business Combination is also conditioned on there having been no event that has had, or would reasonably be expected to have, individually or in the aggregate, a “Material Adverse Effect” on CXApp.

Termination

The Merger Agreement may be terminated under certain customary and limited circumstances at any time prior to the Closing, including (i) by the mutual written consent of the Company and CXApp, (ii) by the Company or CXApp, if the Closing shall not have occurred on or before March 16, 2023, (iii) by the Company or CXApp, if there has been any order, judgment, injunction, decree, writ, stipulation, determination or award, in each case, entered by or with any governmental authority that would make the Merger illegal or otherwise prevent or prohibit the Merger, (iv) by the Company or CXApp, if KINS has not obtained the requisite approval from its stockholders, (v) by KINS or CXApp if the other party breaches certain representations, warranties, or covenants, as specified in the Merger Agreement, and that breach is unable to be cured, or is not cured, within 30 days, or by CXApp if there has been an uncured breach by Sponsor of certain of its obligations under the Sponsor Support Agreement or (vi) by the Company if CXApp has not obtained the requisite approval from its stockholders within one hour of the effective date of the Company’s registration statement, provided that CXApp or the Company pay a termination fee of $2.0 million to the other party if the Merger Agreement is terminated pursuant to (v) or (vi) above.

Separation and Distribution Agreement

On September 25, 2022, in connection with the execution of the Merger Agreement, the Company entered into the Separation Agreement with CXApp, Inpixon and Design Reactor, pursuant to which, among other things, (i) Inpixon will undertake a series of internal reorganization and restructuring transactions to effect the transfer of its (direct or indirect) ownership of the Enterprise Apps Business to CXApp in the Separation and (ii) immediately prior to the Merger and after the Separation, Inpixon will distribute 100% of the outstanding shares of CXApp Common Stock to Inpixon’s stockholders and certain other security holders in the Distribution.

The Separation Agreement also sets forth other agreements among Inpixon and CXApp related to the Separation, including provisions concerning the termination and settlement of intercompany accounts and the obtaining of third-party consents. The Separation Agreement also sets forth agreements that will govern certain aspects of the relationship between Inpixon and CXApp after the Distribution, including provisions with respect to release of claims, indemnification, access to financial and other information and access to and provision of records.

Consummation of the Distribution is subject to a number of conditions, including, among others, (i) the completion of the Reorganization and other related transactions, (ii) the execution of the ancillary agreements by the parties and (iii) the satisfaction or waiver of all conditions under the Merger Agreement (other than those conditions that are to be satisfied contemporaneously with the Distribution and/or the Merger, provided that such conditions are capable of being satisfied at such time).

Sponsor Support Agreement

On September 25, 2022, in connection with the execution of the Merger Agreement, the Company, Inpixon, CXApp and the Sponsor entered into the Sponsor Support Agreement, pursuant to which, among other things, the Sponsor agreed to vote any of the Company’s securities held by it to approve the Business Combination and the other of the Company’s stockholder matters required pursuant to the Merger Agreement, and not to seek redemption of any of the Company’s securities in connection with the consummation of the Business Combination. Pursuant to the Sponsor Support Agreement, the Sponsor and the Company also agreed to amend the letter agreement, dated as of December 14, 2020 between the Sponsor and the Company (the “Insider Letter”) to amend the Founder Shares Lock-Up Period (as defined in the Insider Letter) to provide for lock-up of its shares of the Company’s Class B common stock, par value $0.0001 per share (“Company’s Class B Common Stock”) (or Company’s Class A Common Shares issuable upon conversion thereof) until the earlier of (A) the 180th day after the closing of the Merger and (B) (x) the date on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction following the closing of the Merger or (y) the day that the last reported sale price of the Company’s Class A Common Stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period following the Closing of the Merger; provided, that 22% of such shares (subject to adjustment) shall not be subject to foregoing lock-up. Additionally, Sponsor has agreed to exchange 6,150,000 shares of the Company’s Class B Common Stock, equal to such that the number of shares of the Company’s Common Stock issued as aggregate merger consideration exceeds (by one share): (i) the aggregate number of shares of the Company’s Class A Common Stock held by Sponsor at Closing (after taking into the exchange), plus (ii) the aggregate number of shares of the Company’s Class B Common Stock held by certain funds and accounts managed by BlackRock, Inc. (including all Potential Forfeiture Shares (as defined in the Sponsor Support Agreement)), plus (iii) the aggregate number of shares of the Company’s Class A Common Stock that have not properly elected to redeem their shares of the Company’s Class A Common Stock pursuant to the Company’s governing documents, plus (iii) any shares of the Company’s Common Stock issued as incentives for non-redemption transactions and financing transactions, in each case, free and clear of all liens; provided, that, in no instance shall the number of shares issued to Sponsor in the exchange be less than 5,150,000 shares of the Company’s Class A Common Stock.

Commitments and Contingencies

NOTE 17 – Commitments and Contingencies

Litigation

Certain conditions may exist as of the date the financial statements are issued which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company, or unasserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or unasserted claims, as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed, unless they involve guarantees, in which case the guarantees would be disclosed. There can be no assurance that such matters will not materially and adversely affect the Company’s business, financial position, and results of operations or cash flows.

NOTE 7 — COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Various social and political circumstances in the United States and around the world (including wars and other forms of conflict, including rising trade tensions between the United States and China, and other uncertainties regarding actual and potential shifts in the United States and foreign, trade, economic and other policies with other countries, terrorist acts, security operations and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and global health epidemics), may also contribute to increased market volatility and economic uncertainties or deterioration in the United States and worldwide. Specifically, the rising conflict between Russia and Ukraine, and resulting market volatility could adversely affect the Company’s ability to complete a Business Combination. In response to the conflict between Russia and Ukraine, the United States and other countries have imposed sanctions or other restrictive actions against Russia. Any of the above factors, including sanctions, export controls, tariffs, trade wars and other governmental actions, could have a material adverse effect on the Company’s ability to complete a Business Combination and the value of the Company’s securities.

Management continues to evaluate the impact of these types of risks and has concluded that while it is reasonably possible that these risks and uncertainties could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Inflation Reduction Act of 2022

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination.

Registration Rights

Pursuant to a registration rights agreement entered into on December 14, 2020, the holders of the Founder Shares, Private Placement Warrants and securities that may be issued upon conversion of Working Capital Loans will be entitled to registration rights pursuant to a registration rights agreement. The holders of at least 30% in interest of these securities will be entitled to make up to three demands, excluding short form registration demands, that we register such securities for sale under the Securities Act. In addition, these holders will have certain “piggy-back” registration rights to include their securities in other registration statements filed subsequent to the completion of a Business Combination and rights to require us to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters were entitled to a deferred fee of $0.35 per Unit, or up to $9,660,000 in the aggregate. The deferred fee was to become payable to the underwriters from the amounts held in the Trust Account in the event that the Company completed a Business Combination, subject to the terms of the underwriting agreement.

On June 9, 2022, one of the underwriters waived its entitlement to the payment of any deferred fee to be paid under the terms of the underwriting agreement and is no longer serving in an advisor capacity. As a result, the Company recognized $9,660,000 of income in relation to the reduction of the deferred underwriter fee in the accompanying consolidated financial statements.

Merger Agreement

On September 25, 2022, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, Inpixon, a Nevada corporation (“Inpixon”), CXApp Holding Corp., a Delaware corporation and wholly-owned subsidiary of Inpixon (“CXApp” and, together with Inpixon, collectively, the “Companies”), and Merger Sub, pursuant to which the Company will combine with CXApp, Inpixon’s enterprise apps business (including its workplace experience technologies, indoor mapping, events platform, augmented reality and related business solutions) (the “Enterprise Apps Business”). Also on September 25, 2022, and in connection with the execution of the Merger Agreement, the Company, Inpixon, CXApp and the Sponsor entered into that certain sponsor support agreement (the “Sponsor Support Agreement”).

Immediately prior to the Merger (as defined below) and pursuant to a Separation and Distribution Agreement, dated as of September 25, 2022, among the Company, Inpixon, CXApp and Design Reactor, Inc., a California corporation (“Design Reactor”) (the “Separation Agreement”), and other ancillary conveyance documents, Inpixon will, among other things and on the terms and subject to the conditions of the Separation Agreement, transfer the Enterprise Apps Business, including certain related subsidiaries of Inpixon, including Design Reactor, to CXApp (the “Reorganization”) and, in connection therewith, will distribute (the “Distribution”) to Inpixon stockholders and other security holders 100% of the common stock of CXApp, par value $0.00001 (the “CXApp Common Stock”), as further described below.

Immediately following the Distribution, in accordance with and subject to the terms and conditions of the Merger Agreement, Merger Sub will merge with and into CXApp (the “Merger”), with CXApp continuing as the surviving company in the Merger and as a wholly-owned subsidiary of the Company.

The Merger Agreement, along with the Separation Agreement and the other transaction documents to be entered into in connection therewith, provides for, among other things, the consummation of the following transactions (collectively, the “Business Combination”): (i) Inpixon will transfer the Enterprise Apps Business (the “Separation”) to its wholly-owned subsidiary, CXApp, and contribute $10 million in capital thereto (the “Cash Contribution”), (ii) following the Separation, Inpixon will distribute 100% of the shares of CXApp Common Stock to Inpixon stockholders and other security holders by way of the distribution and (iii) following the completion of the foregoing transactions and subject to the satisfaction or waiver of certain other conditions set forth in the Merger Agreement, the parties shall consummate the Merger. The Separation, Distribution and Merger are intended to qualify as “tax-free” transactions.

Upon consummation of the Business Combination, the Company will have two classes of common stock: Class A common stock, par value $0.0001 per share (the “Company’s Class A Common Stock”), and Class C common stock, par value $0.0001 per share (the “Company’s Class C Common Stock” and together with the Company’s Class A Common Stock, the “Company’s Common Stock”). The Company’s Class A Common Stock and the Company’s Class C Common Stock will be identical in all respects, except that the Company’s Class C Common Stock will be subject to transfer restrictions and will automatically convert into Company’s Class A Common Stock on the earlier to occur of (i) the 180th day following the closing of the Merger and (ii) the day that the last reported sale price of the Company’s Class A Common Stock equals or exceeds $12.00 per share for any 20 trading days within any 30-trading day period following the closing of the Merger. The Company’s Class A Common Stock will be listed on the Nasdaq Capital Market (“Nasdaq”) and are expected to be trading under a new ticker symbol. The outstanding warrants of the Company will be listed on Nasdaq and are expected to be trading under a new ticker symbol.

Consideration Paid

At the time the Business Combination is effected (the “Closing”), the outstanding shares of CXApp Common Stock after the Distribution and immediately prior to the effective time of the Merger will be converted into an aggregate of 6.9 million shares of The Company’s Common Stock which shall be issued to Inpixon shareholders, subject to adjustment. Each holder’s aggregate merger consideration will consist of 10% Company’s Class A Common Stock and 90% Company’s Class C Common Stock (such percentages, in each case, subject to adjustment to comply with the listing requirements set forth under Nasdaq Listing Rule 5505(b)(2) with respect to KINS).

Representations and Warranties & Covenants

Pursuant to the Merger Agreement, the Company, CXApp and Inpixon each made representations and warranties customary for transactions of this type regarding themselves and their respective businesses. The representations and warranties made pursuant to the Merger Agreement will not survive the Closing. In addition, the parties to the Merger Agreement agreed to be bound by certain covenants that are customary for transactions of this type. The covenants made under the Merger Agreement generally will not survive the Closing, with the exception of certain covenants and agreements that by their terms are to be performed in whole or in part after the Closing, which will survive in accordance with the terms of the Merger Agreement.

Conditions to Closing

The consummation of the Business Combination is subject to conditions customary for transactions involving special purpose acquisition companies, including, among others: (i) there is not in force any order, judgment, injunction, decree, writ, stipulation, determination or award, in each case, entered by or with any governmental authority of competent jurisdiction, statute, rule or regulation enjoining or prohibiting the consummation of the Merger, (ii) the Company shall have at least $5,000,001 of net tangible assets as of the Closing, (iii) the Company’s Class A Common Stock issuable pursuant to the Business Combination shall have been approved for listing on Nasdaq, (iv) CXApp and the Company shall each have performed and complied in all material respects with the covenants required by the Merger Agreement to be performed by it as of or prior to Closing, (v) customary bring down conditions related to the accuracy of the CXApp’s and the Company’s respective representations and warranties in the Merger Agreement, (vi) the consummation of the Distribution, the Reorganization and other transactions contemplated by the Separation and Distribution Agreement, (vii) the Company’s registration statement to be filed with the Securities and Exchange Commission (“SEC”) shall have become effective (and no stop order suspending effectiveness have been issued and no proceedings for that purpose has been initiated or threatened by the SEC), (viii) each of the Company’s and CXApp’s stockholder approvals shall have been obtained and (ix) the sum of (A) the aggregate amount of cash available in KINS’s trust account following the Company’s stockholders’ meeting, after deducting the amount required to satisfy the Acquiror Share Redemption Amount (as defined in the Merger Agreement) (but prior to payment of any transaction expenses), (B) the aggregate gross purchase price of any other purchase of shares of the Company’s Common Stock (or securities convertible or exchangeable for the Company’s Common Stock) actually received by the Company prior to or substantially concurrently with the closing of the Merger, and (C) the aggregate gross purchase price of any other purchase of shares of CXApp Common Stock (or securities convertible or exchangeable for CXApp Common Stock) actually received by CXApp prior to or substantially concurrently with the closing of the Merger, shall be equal to or greater than $9.5 million. The Company’s obligation to consummate the Business Combination is also conditioned on there having been no event that has had, or would reasonably be expected to have, individually or in the aggregate, a “Material Adverse Effect” on CXApp.

Termination

The Merger Agreement may be terminated under certain customary and limited circumstances at any time prior to the Closing, including (i) by the mutual written consent of the Company and CXApp, (ii) by the Company or CXApp, if the Closing shall not have occurred on or before March 16, 2023, (iii) by the Company or CXApp, if there has been any order, judgment, injunction, decree, writ, stipulation, determination or award, in each case, entered by or with any governmental authority that would make the Merger illegal or otherwise prevent or prohibit the Merger, (iv) by the Company or CXApp, if KINS has not obtained the requisite approval from its stockholders, (v) by KINS or CXApp if the other party breaches certain representations, warranties, or covenants, as specified in the Merger Agreement, and that breach is unable to be cured, or is not cured, within 30 days, or by CXApp if there has been an uncured breach by Sponsor of certain of its obligations under the Sponsor Support Agreement or (vi) by the Company if CXApp has not obtained the requisite approval from its stockholders within one hour of the effective date of the Company’s registration statement, provided that CXApp or the Company pay a termination fee of $2.0 million to the other party if the Merger Agreement is terminated pursuant to (v) or (vi) above.

Separation and Distribution Agreement

On September 25, 2022, in connection with the execution of the Merger Agreement, the Company entered into the Separation Agreement with CXApp, Inpixon and Design Reactor, pursuant to which, among other things, (i) Inpixon will undertake a series of internal reorganization and restructuring transactions to effect the transfer of its (direct or indirect) ownership of the Enterprise Apps Business to CXApp in the Separation and (ii) immediately prior to the Merger and after the Separation, Inpixon will distribute 100% of the outstanding shares of CXApp Common Stock to Inpixon’s stockholders and certain other security holders in the Distribution.

The Separation Agreement also sets forth other agreements among Inpixon and CXApp related to the Separation, including provisions concerning the termination and settlement of intercompany accounts and the obtaining of third-party consents. The Separation Agreement also sets forth agreements that will govern certain aspects of the relationship between Inpixon and CXApp after the Distribution, including provisions with respect to release of claims, indemnification, access to financial and other information and access to and provision of records.

Consummation of the Distribution is subject to a number of conditions, including, among others, (i) the completion of the Reorganization and other related transactions, (ii) the execution of the ancillary agreements by the parties and (iii) the satisfaction or waiver of all conditions under the Merger Agreement (other than those conditions that are to be satisfied contemporaneously with the Distribution and/or the Merger, provided that such conditions are capable of being satisfied at such time).

Sponsor Support Agreement

On September 25, 2022, in connection with the execution of the Merger Agreement, the Company, Inpixon, CXApp and the Sponsor entered into the Sponsor Support Agreement, pursuant to which, among other things, the Sponsor agreed to vote any of the Company’s securities held by it to approve the Business Combination and the other of the Company’s stockholder matters required pursuant to the Merger Agreement, and not to seek redemption of any of the Company’s securities in connection with the consummation of the Business Combination. Pursuant to the Sponsor Support Agreement, the Sponsor and the Company also agreed to amend the letter agreement, dated as of December 14, 2020 between the Sponsor and the Company (the “Insider Letter”) to amend the Founder Shares Lock-Up Period (as defined in the Insider Letter) to provide for lock-up of its shares of the Company’s Class B common stock, par value $0.0001 per share (“Company’s Class B Common Stock”) (or Company’s Class A Common Shares issuable upon conversion thereof) until the earlier of (A) the 180th day after the closing of the Merger and (B) (x) the date on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction following the closing of the Merger or (y) the day that the last reported sale price of the Company’s Class A Common Stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period following the Closing of the Merger; provided, that 22% of such shares (subject to adjustment) shall not be subject to foregoing lock-up. Additionally, Sponsor has agreed to exchange 6,150,000 shares of the Company’s Class B Common Stock, equal to such that the number of shares of the Company’s Common Stock issued as aggregate merger consideration exceeds (by one share): (i) the aggregate number of shares of the Company’s Class A Common Stock held by Sponsor at Closing (after taking into the exchange), plus (ii) the aggregate number of shares of the Company’s Class B Common Stock held by certain funds and accounts managed by BlackRock, Inc. (including all Potential Forfeiture Shares (as defined in the Sponsor Support Agreement)), plus (iii) the aggregate number of shares of the Company’s Class A Common Stock that have not properly elected to redeem their shares of the Company’s Class A Common Stock pursuant to the Company’s governing documents, plus (iii) any shares of the Company’s Common Stock issued as incentives for non-redemption transactions and financing transactions, in each case, free and clear of all liens; provided, that, in no instance shall the number of shares issued to Sponsor in the exchange be less than 5,150,000 shares of the Company’s Class A Common Stock.